Pension and Postretirement Benefits: Schedule of amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost:
Schedule of amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost
2012
Transition obligation (asset)	–
Net loss	800
Prior service cost (credit)	–
Total amounts expected to be recognized during 2012	800